Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Ownership Interest of Subsidiaries
(a) Subsidiaries

	Ownership interest as at December 31,
	2019	2018
Gibraltar Mines Ltd.	100%	100%
Curis Resources Ltd.	100%	100%
Curis Holdings (Canada) Ltd.	100%	100%
Florence Copper Inc.	100%	100%
Aley Corporation	100%	100%
Yellowhead Mining Inc.	100%	21%
672520 BC Ltd.	100%	100%

Summary of Compensation for Key Management Personnel
Compensation for key management personnel (includes all members of the Board of Directors and executive officers) is as follows:

	Year ended December 31,
	2019	2018
Salaries and benefits	6,757	6,467
Post-employment benefits	1,639	2,061
Share-based compensation (recovery) expense	2,710	(1,914)
	11,106	6,614